FINANCIAL INCOME AND EXPENSES - Additional Information (Details) SFr in Millions	12 Months Ended
Dec. 31, 2025 CHF (SFr)
Investments accounted for using equity method
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	SFr 20.2